OPERATING LEASES - Committed Time Charter Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Leases [Line Items]
Vessel operating revenues	$ 347,637	$ 356,349	$ 371,022
Operating lease, variable lease income	2,500	300	0
2026	287,257
2027	198,336
2028	185,159
2029	213,889
2030	189,618
Thereafter	476,823
Total	1,551,082
Emissions allowances (EUAs)
Operating Leases [Line Items]
Vessel operating revenues	$ 7,800	$ 1,400	$ 0